Fair Value Measurements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Assets held in trust account	$ 328	$ 634
Cash	664,231	1,697,777
U.S. Treasury Bills [Member]
Fair Value Measurements [Line Items]
Cash	$ 196,513,230	$ 192,448,657